Shareholders' equity, capital distribution and earnings per share	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity, capital distribution and earnings per share	Shareholders' equity, capital distribution and earnings per share

	Number of shares	NOK per value	NOK	USD

Share capital at 1 January 2024	3,003,104,605	2.5	7,507,761,512.50	1,100,516,941
Capital reduction	(210,323,375)	2.5	(525,808,437.50)	(48,823,935)

Share capital at 31 December 2024	2,792,781,230	2.5	6,981,953,075.00	1,051,693,006

	Number of shares	NOK per value	Common stock

Authorised and issued	2,792,781,230	2.5	6,981,953,075.00
Treasury shares
Share buy-back programme	(56,267,027)	2.5	(140,667,567.50)
Employees share saving plan	(8,987,375)	2.5	(22,468,437.50)

Total outstanding shares	2,727,526,828	2.5	6,818,817,070.00
Equinor ASA has only one class of shares and all
shares have voting rights. The holders of shares are
entitled to receive dividends as and when declared
and are entitled to one vote per share at the annual
general meeting of the company.
Dividend
During 2024, dividend for the third and for the fourth
quarter of 2023 and dividend for the first and second
quarter of 2024 were settled. Dividend declared but
not yet settled is presented as dividends payable in
the Consolidated balance sheet. The Consolidated
statement of changes in equity shows declared

	At 31 December
(in USD million)	2024	2023

Dividends declared	7,802	10,783
USD per share or ADS	2.8000	3.6000

Dividends paid	8,578	10,906
USD per share or ADS	3.0000	3.6000
NOK per share	32.1645	37.8522
dividend in the period (retained earnings). Dividend
declared in 2024 relates to the fourth quarter of
2023 and to the first three quarters of 2024.
On 4 February 2025, the board of directors
proposed to the annual general meeting on 14 May
2025 a cash dividend for the fourth quarter of 2024
of USD 0.37 per share. The Equinor share will trade
ex-dividend 15 May 2025 on Oslo Børs and 16 May
2025 for ADR holders on New York Stock Exchange.
Record date will be 16 May 2025 and payment date
will be 28 May 2025.
Accounting policies
Share buy-back
Where Equinor has either acquired own shares
under a share buy-back programme or has
placed an irrevocable order with a third party
for Equinor shares to be acquired in the market,
such shares are reflected as a reduction in
equity as treasury shares. The amount
exceeding nominal share capital is recognised
as reduction in additional paid-in capital until nil
and thereafter as reduction in retained
earnings. Treasury shares are not included in
the weighted average number of ordinary
shares outstanding in the calculation of Earnings
per share. The remaining outstanding part of an
irrevocable order to acquire shares is accrued
for and classified as Trade and other payables.
Share buy-back programme
The purpose of the share buy-back programme is to
reduce the issued share capital of the company. All
shares repurchased as part of the programme will be
cancelled. According to an agreement between
Equinor and the Norwegian state, the state will
participate in share buy-backs on a proportionate
basis, ensuring that its ownership interest in Equinor
remains unchanged at 67%.
On 4 February 2025, the board of directors decided
to announce share buy-backs for 2025 of up to USD
5 billion, in line with the two-year share buy-back
programme for 2024-2025 of USD 10-12 billion in
total as announced February 2024. The share buy-
back programme will be subject to market outlook
and balance sheet strength.
The first tranche of up to USD 1.2 billion of the 2025
share buy-back programme will commence on 6
February and end no later than 2 April 2025. The first
tranche of the 2025 share buy-back programme is
based on the authorisation from the annual general
meeting in May 2024, valid until the next annual
general meeting, but no later than 30 June 2025.
Commencement of new share buy-back tranches
after the first tranche in 2025 will be decided by the
board of directors on a quarterly basis in line with the
company’s dividend policy and will be subject to
board authorisations for share buy-back from the
company’s annual general meeting and agreement
with the Norwegian state regarding share buy-back.

Number of shares	2024	2023

Share buy-back programme at 1 January	49,486,793	42,619,172
Purchase	76,186,948	63,748,254
Cancellation	(69,406,714)	(56,880,633)

Share buy-back programme at 31 December	56,267,027	49,486,793

Equity impact of share buy-back programmes

(in USD million)	2024	2023

First tranche	396	330
Second tranche	528	550
Third tranche	528	550
Fourth tranche	528	550
Total open market share	1,980	1,980

Norwegian state share1)	3,956	3,705

Total	5,936	5,685

1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.
Based on the authorisation from the annual general
meeting on 14 May 2024, the board of directors has,
on a quarterly basis, decided on share buy-back
tranches. The 2024 programme was up to USD 6
billion, including shares to be redeemed from the
Norwegian state.
During 2024, four tranches of in total USD 6 billion
were launched, including shares to be redeemed from
the Norwegian state. The market execution of the
fourth tranche was completed in January 2025. As of
31 December 2024, USD 405 million of the fourth
tranche had been purchased in the market, of which
USD 377 million had been settled.

Employees' share saving plan

Number of shares	2024	2023

Share saving plan at 1 January	8,884,668	10,908,717
Purchase	3,237,233	2,204,207
Allocated to employees	(3,134,526)	(4,228,256)

Share saving plan at 31 December	8,987,375	8,884,668
In 2024 and 2023 treasury shares were purchased to
employees participating in the share saving plan for
USD 85 million and USD 68 million, respectively. For
further information, see note 8 Salaries and personnel
expenses.
Due to an irrevocable agreement with a third party,
the total market execution of the fourth tranche of
USD 528 million has been recognised as reduction in
equity.
In order to maintain the Norwegian state’s ownership
share in Equinor, a proportionate share of the
second, third and fourth tranche of the 2023
programme as well as the first tranche of the 2024
programme was redeemed and cancelled through a
capital reduction by the annual general meeting on 14
May 2024. The Norwegian state’s share of
USD 3,956 million (NOK 42.8 billion) following the
capital reduction was settled in July 2024. A
proportionate share of the second, third and fourth
tranche of the 2024 programme as well as the first
tranche of the 2025 programme will be redeemed
and cancelled at the annual general meeting in May
2025.

Earnings per share

Number of shares	2024	2023

Basic earnings per share
Net income (loss) attributable to shareholders of the company	8,806	11,885
Weighted average number of ordinary shares outstanding	2,821	3,021

Basic earnings per share (in USD)	3.12	3.93

Diluted earnings per share
Net income (loss) attributable to shareholders of the company	8,806	11,885
Weighted average number of ordinary shares outstanding, diluted	2,827	3,027

Diluted earnings per share (in USD)	3.11	3.93
Basic and diluted earnings per share amounts are
calculated by dividing the Net income (loss) for the
year attributable to shareholders by relevant
weighted average number of ordinary shares
outstanding during the year. Shares purchased to
employees participating in the share saving plan is
the only diluting element.